Shareholder Report	6 Months Ended
Mar. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Advisors' Inner Circle Fund
Entity Central Index Key	0000878719
Entity Investment Company Type	N-1A
Document Period End Date	Mar. 31, 2025
C000032340
Shareholder Report [Line Items]
Fund Name	Edgewood Growth Fund
Class Name	Institutional Shares
Trading Symbol	EGFIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Institutional Shares of the Edgewood Growth Fund (the "Fund") for the period from October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at http://edgewoodfunds.com/document-library. You can also request this information by contacting us at 1-800-791-4226.
Additional Information Phone Number	1-800-791-4226
Additional Information Website	http://edgewoodfunds.com/document-library
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Edgewood Growth Fund, Institutional Shares	$48	1.00%

Expenses Paid, Amount	$ 48
Expense Ratio, Percent	1.00%
AssetsNet	$ 15,527,628,402
Holdings Count | Holding	24
Advisory Fees Paid, Amount	$ 92,762,093
InvestmentCompanyPortfolioTurnover	24.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of March 31, 2025

Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$15,527,628,402	24	$92,762,093	24%

Holdings [Text Block]

Sector WeightingsFootnote Reference*

Value	Value
Short-Term Investments	4.8%
Industrials	7.2%
Consumer Discretionary	7.5%
Communication Services	11.8%
Health Care	14.5%
Financials	20.6%
Information Technology	34.0%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
Visa Inc., Cl A	7.2%
Netflix Inc.	7.0%
NVIDIA Corp.	6.9%
ASML Holding NV	6.5%
Eli Lilly & Co.	6.0%
Intuit Inc.	5.0%
Airbnb Inc., Cl A	4.6%
S&P Global Inc.	4.6%
Synopsys Inc.	4.6%
Blackstone Inc.	4.5%
Footnote	Description
Footnote(A)	Short-Term Investments are not shown in the top ten chart.

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes during the reporting period.
Updated Prospectus Phone Number	1-800-791-4226
Updated Prospectus Web Address	http://edgewoodfunds.com/document-library
C000032341
Shareholder Report [Line Items]
Fund Name	Edgewood Growth Fund
Class Name	Retail Shares
Trading Symbol	EGFFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Retail Shares of the Edgewood Growth Fund (the "Fund") for the period from October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at http://edgewoodfunds.com/document-library. You can also request this information by contacting us at 1-800-791-4226.
Additional Information Phone Number	1-800-791-4226
Additional Information Website	http://edgewoodfunds.com/document-library
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Edgewood Growth Fund, Retail Shares	$67	1.39%

Expenses Paid, Amount	$ 67
Expense Ratio, Percent	1.39%
AssetsNet	$ 15,527,628,402
Holdings Count | Holding	24
Advisory Fees Paid, Amount	$ 92,762,093
InvestmentCompanyPortfolioTurnover	24.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of March 31, 2025

Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$15,527,628,402	24	$92,762,093	24%

Holdings [Text Block]

Sector WeightingsFootnote Reference*

Value	Value
Short-Term Investments	4.8%
Industrials	7.2%
Consumer Discretionary	7.5%
Communication Services	11.8%
Health Care	14.5%
Financials	20.6%
Information Technology	34.0%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
Visa Inc., Cl A	7.2%
Netflix Inc.	7.0%
NVIDIA Corp.	6.9%
ASML Holding NV	6.5%
Eli Lilly & Co.	6.0%
Intuit Inc.	5.0%
Airbnb Inc., Cl A	4.6%
S&P Global Inc.	4.6%
Synopsys Inc.	4.6%
Blackstone Inc.	4.5%
Footnote	Description
Footnote(A)	Short-Term Investments are not shown in the top ten chart.

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes during the reporting period.
Updated Prospectus Phone Number	1-800-791-4226
Updated Prospectus Web Address	http://edgewoodfunds.com/document-library